TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Income before Income Tax, Domestic and Foreign

	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2022
	RMB	RMB	RMB
(Loss)/income before tax
(Loss)/income from PRC entities	(5,399)	244,163	(113,848)
(Loss)/Income from overseas entities	(103,161)	(35,141)	7,300

Total (loss)/income before tax	(108,560)	209,022	(106,548)

Schedule of Components of Income Tax Expense (Benefit)

	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2022
	RMB	RMB	RMB

Current income tax expense	10,458	17,803	9,866
Deferred income tax expense	28,840	42,698	14,925

Total income tax expense	39,298	60,501	24,791

Schedule of Effective Income Tax Rate Reconciliation
Reconciliation of the differences between the statutory EIT rate applicable to losses of the consolidated entities and the income tax expenses of the Group:

	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2022
PRC Statutory income tax rate	25%	25%	25%
Effect on tax rates in different tax jurisdiction	-9%	5%	-10%
The effect of change in the tax rate of subsidiaries	0%	0%	4%
Non-deductible expenses	-1%	1%	-1%
Additional deduction for research and development expenditures	48%	-6%	8%
Share-based compensation	-23%	4%	-4%
Non-taxable income	0%	-2%	1%
Permanent book-tax differences	7%	4%	-3%
Change in valuation allowance (1)	-83%	-2%	-43%

Effective tax rates	-36%	29%	-23%

(1)	Included the impact of the valuation allowance decrease due to disposal of subsidiaries and tax losses forfeiture in 2022.

Summary of Valuation Allowance
Movement of valuation allowance

	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2022
	RMB	RMB	RMB
Balance at beginning of the year	(65,225)	(156,150)	(96,489)
Changes of valuation allowance (1)	(90,925)	59,661	(43,700)

Balance at end of the year	(156,150)	(96,489)	(140,189)

(1)
Valuation allowances have been provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination as of December 31, 2021 and 2022, the Group evaluates a variety of factors supporting the utilization of carry-forwards through a forecast of future taxable profits for each impacted entity within a specific tax jurisdiction, including: the Group’s entities’ operating history and forecast, accumulated deficit, existence of taxable temporary differences and reversal periods. As of December 31, 2020 and 2021, valuation allowances on a large part of deferred tax assets were provided because it was more likely than not that such portion of deferred tax will not be realized based on the Company’s estimate of future taxable incomes of all its subsidiaries.

Summary of Operating Loss Carryforwards	As of December 31, 2022, net operating loss carry forwards from PRC entities will expire as follows:

At December 31,	RMB
2023	484
2024	284,447
2025	202,548
2026	20,002
2027	194,021

701,502

Deferred tax assets [Member]
Schedule of Deferred Tax Assets and Liabilities
The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets
Net accumulated losses-carry forward	108,667	130,370
Deferred membership program revenue	212	31
Refund payable to members	172	6
Inventory write-downs	1,749	1,348
Allowance for credit losses	2,813	7,717
Gain or loss from changes in fair values	—	1,142
Others	1,021	69
Less: valuation allowance	(96,489)	(140,189)

Total deferred tax assets	18,145	494

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax liabilities
Gain or loss from changes in fair values	2,572	—
Others	648	494

Total deferred tax liabilities	3,220	494